Condensed Consolidated Balance Sheets (Parentheticals) - ₪ / shares	Jun. 30, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Ordinary shares par value (in New Shekels per share)	₪ 0.25	₪ 0.25
Ordinary shares authorized	5,000,000,000	5,000,000,000
Ordinary shares issued	815,746,293	815,746,293
Ordinary shares outstanding	815,746,293	815,746,293